Investment - Schedule of Investments Accounted for at Fair Value (Detail) - Long-term investments ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale debt investments, fair value	¥ 6,360	$ 871	¥ 3,682
Investments accounted for at fair value, cost or amortized cost	2,558		2,547
Investments accounted for at fair value, gross unrealized gains	2,580		2,942
Investments accounted for at fair value, gross unrealized Losses	(757)		(648)
Investments accounted for at fair value, fair value	4,381	600	4,841
Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale debt investments, Cost or amortized cost less allowance for credit losses	6,819		4,360
Available-for-sale debt investments, gross unrealized gains	629		455
Available-for-sale debt investments, gross unrealized losses	(1,088)		(1,133)
Available-for-sale debt investments, fair value	6,360	871	3,682
Ordinary Shares
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Equity investments at fair value with readily determinable fair value, cost or amortized cost	13,303		14,716
Equity investments at fair value with readily determinable fair value, gross unrealized gains	1,198		1,698
Equity investments at fair value with readily determinable fair value, gross unrealized loss	(5,915)		(6,804)
Equity investments at fair value with readily determinable fair value, fair value	¥ 8,586	$ 1,176	¥ 9,610